Other Non-Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other Non-Current Liabilities
Non-current finance lease liabilities	¥ 35,145		¥ 22,173
Nonrelated party
Other Non-Current Liabilities
Warranty liabilities	4,068,079		3,202,936
Deferred revenue	3,045,846		3,051,022
Payable to BaaS users	779,695
Deferred government grants	391,116		323,980
Non-current finance lease liabilities	35,145		22,173
Others	308,715		63,694
Total	¥ 8,628,596	$ 1,182,114	¥ 6,663,805